Employee benefits	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Employee benefits

(21)	Employee benefits
Employee benefits as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019

Defined benefit plan	$143,684	$156,732
Other benefits short term	91,176	105,792
Other benefits long term	3,736	4,491

Total	$238,596	$267,015

Current	$135,056	$148,678
Non – current	103,540	118,337

Total	$238,596	267,015

The Group has a defined benefit plan which requires contributions to be made to separately administered funds. The Group has also agreed to provide post–employment benefits to its retirees that consist primarily of medical benefit plans as well as certain other benefits, including scholarships, tickets, seniority and retirement. These other benefits are unfunded.
Accounting for pensions and other post–employment benefits involves estimating the benefit cost to be provided well into the future and attributing that cost over the time period in which each employee works for the Group. This requires the use of extensive estimates and assumptions about inflation, investment returns, mortality rates, turnover rates, medical cost trends and discount rates, among other information. The Group has two distinct pension plans, one for pilots and the other for ground personnel. Both plans have been closed to new participants, and therefore there are a fixed number of beneficiaries covered under these plans as of December 31, 2020 and 2019.

	December 31, 2020	December 31, 2019

Fair value of plan assets	$(216,548)	$(204,527)
Present value of the obligation	360,232	361,259

Total employee benefit liability	$143,684	$156,732

The following table summarizes the components of net benefit expense recognized in the consolidated statement of comprehensive income and the funded status and amounts recognized in the consolidated statement of financial position for the respective plans:

Net benefit expense – year ended December 31, 2020 (recognized in Salaries, wages and benefits)	Defined benefit plan	Other benefits

Current service cost	$1,492	$2,062
Interest cost on net benefit obligation	16,472	3,625
Interest income on plan assets	(12,191)	—

Net Cost	$5,773	$5,687

Net benefit expense – year ended December 31, 2019 (recognized in Salaries, wages and benefits)	Defined benefit plan	Other benefits

Current service cost	$1,152	$1,359
Interest cost on net benefit obligation	16,376	3,780
Interest income on plan assets	(12,827)	—

Net Cost	$4,701	$5,139

Changes in the present value of defined benefit obligation as of December 31, 2020 are as follows:

	Defined benefit Obligation	Other benefits	Total

Benefit obligation as of December 31, 2019	300,288	60,971	361,259
Period cost	17,964	5,687	23,651
Benefits paid by employer	(26,119)	(3,737)	(29,856)
Remeasurements of defined benefit liability	9,498	6,164	15,662
Other	145	—	145
Exchange differences	(9,832)	(797)	(10,629)

Benefit obligation as of December 31, 2020	291,944	68,288	360,232
Fair value of plan assets	(216,548)	—	(216,548)

Total employee benefit liability	$75,396	$68,288	$143,684

Current	39,219	3,333	42,552
Non-current	36,177	64,955	101,132

Total	$75,396	$68,288	$143,684

Changes in the fair value of plan assets are as follows:

Defined benefit plan
Fair value of plan assets at December 31, 2019	$204,527
Interest income on plan assets	12,191
Remeasurement of interest assumptions	1,625
Employer contributions	29,650
Benefits paid	(22,246)
Exchange differences	(9,199)

Fair value of plan assets at December 31, 2020	$216,548

Changes in the present value of defined benefit obligation as of December 31, 2019 are as follows:

	Defined benefit Obligation	Other benefits	Total

Benefit obligation as of December 31, 2018	$268,486	$54,970	$323,456
Period cost	17,528	5,139	22,667
Benefits paid by employer	(27,726)	(5,190)	(32,916)
Remeasurements of defined benefit liability	42,048	7,878	49,926
Exchange differences	(48)	(1,826)	(1,874)

Benefit obligation as of December 31, 2019	300,288	60,971	361,259
Fair value of plan assets	(204,527)	—	(204,527)

Total employee benefit liability	$95,761	$60,971	$156,732

Current	$39,539	$3,346	$42,885
Non-current	56,222	57,625	113,847

Total	$95,761	$60,971	$156,732

Changes in the fair value of plan assets are as follows:

Defined benefit plan
Fair value of plan assets at December 31, 2018	$178,594
Interest income on plan assets	12,827
Remeasurement of interest assumptions	7,385
Employer contributions	34,083
Benefits paid	(25,509)
Exchange differences	(2,853)

Fair value of plan assets at December 31, 2019	204,527

For the year ended December 31, 2020 and 2019, the remeasurements of defined benefit plan liability, net of $(14,037) and $(42,541) respectively were recognized in other comprehensive income.

	December 31, 2020	December 31, 2019
Actuarial gains (losses) recognized in other comprehensive income	$(15,662)	$(49,926)
Return on plan assets adjustment	1,625	7,385

Losses recognized in other comprehensive income	$(14,037)	$(42,541)

The Group expects to contribute $34,321 to its defined benefit plan and other benefits in 2021.
Plan assets correspond to net funds transferred to CAXDAC, which is responsible for the administration of the pilots’ pension plan. The assets held by CAXDAC are segregated into separate accounts corresponding to each contributing Group. Additionally, the plan assets included a portion relating to pension plan of ground personnel.
The principal assumptions (inflation–adjusted) that are used in determining pension and post–employment medical benefit obligations for the Group’s plans are shown below:

	December 31, 2020	December 31, 2019
Discount rate on all plans	6.00%	6.25%
Price inflation	3.00%	3.00%
Future salary increases
Pilots	4.00%	4.00%
Cabin crew	4.00%	4.00%
Other employees	4.00%	4.00%
Future pension increase	3.00%	3.00%
Healthcare cost increase	4.50%	4.50%
Ticket cost increase	3.00%	3.00%
Education cost increase	3.00%	3.00%

The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	December 31, 2020	December 31, 2019
Equity securities	56.00%	31.00%
Debt securities	12.00%	18.00%
Domestic Corporate bonds	23.00%	44.00%
Foreign government/corporate bonds	2.00%	1.00%
Other	7.00%	6.00%
Equity securities comprise investments in Colombian entities with a credit rating between AAA and BBB. The debt securities include investments in bonds of the Colombian government, in banks and in Colombian public and private entities. Domestic corporate bonds include bonds issued by private companies and Foreign Government Corporate Bonds include Yankee bonds and bonds issued by financial and private entities abroad.
The following are the expected payments or contributions to the defined Benefit plan in future years:

	December 31, 2020	December 31, 2019
Year 1	$34,318	$34,655
Year 2	20,714	21,413
Year 3	21.303	21,868
Year 4	22,253	22,537
Year 5	21,841	23,288
Next 5 years	115,073	117,918

	$235,502	$241,679

The average duration of the benefit plan obligation at December 31, 2020 and 2019 is 11.10 and 10.79 years, respectively.
Pension plans for ground personnel
In 2008, the Group entered into a commutation agreement with Compañía Aseguradora de Vida Colseguros S.A. (Insurance Company) in connection with the pension liability of two of the Company’s pension plans.
As of December 31, 2020, and 2019, there are 12 beneficiaries, which have not been commuted. Consequently, the Group estimates through an actuarial calculation the pension liability of these beneficiaries.
Pension plans for flight personnel
Due to local regulations for two of the Group’s pension plans, the Group has to make contributions to a fund which is externally administrated. The amount of the annual contribution is based on the following:

•	Basic contribution for the year: equal to the expected annual pension payments.

•
Additional contribution for the year (if necessary): equal to the necessary amount to match the actuarial liability under local accounting rules and the plan assets as of year 2023 (determined with an actuarial calculation).

Sensitivity Analysis
The calculation of the defined benefit obligation is sensitive to the aforementioned assumptions. The following table summarizes how the impact on the defined benefit obligation at the end of the reporting period would have increased (decreased) as a result of a change in the respective assumptions:

	0.5% increase	0.5% decrease
Discount rate	(18,862)	21,856
Pension increase	16,501	(14,348)
Mortality table	(1,317)	(13,317)
Healthcare cost table	(2,252)	(8,887)
Other employee benefits
In the year 2018, the Group implemented a new incentive plan denominated options of shares: Avianca Holdings.
Annually, the beneficiaries of the plan will receive a package of virtual shares to which they can be made creditors at the end of the period, as long as the financial and customer satisfaction goals of the business plan are met.
Once the goal board is closed, and at the end of the period, the number of virtual shares the beneficiary takes can go from 0% to 200%, depending on the performance of long-term indicators. These indicators are measured in the short term (1 year), but their payment is long term, which will be deferred in 3 payments as long as there is employment linkage at the time of payment.
The beneficiaries of the plan are those positions of Vice President and Director level, in addition all those persons who are defined as high potential and / or who hold critical positions which must be approved by the CEO.
Each year a new package of virtual shares will be settled, which according to the performance of the period will be delivered in thirds during the following three years. The value to be paid for each third will be the result of calculating the number of virtual shares to be paid, multiplied by the value of the Avianca Holdings S.A. share in NYC for the period. The payment will be made in the base country of work of the beneficiary, the value will be subject to the deductions of taxes that correspond to each country at the time of payment.
Based on the aforementioned assumptions, the Group recorded a liability of $1,233 and $2,619 on December 31, 2020 and 2019 which is considered within the other long-term employee benefits as a non-current
liability in the consolidated statement of financial position.